SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2018
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

(1)

On November 12, 2018, the Group’s Board of directors approved to dispose 60% equity interest in Champion Tax Advisory to Champion Tax Advisory’s key employees for a total consideration of RMB35.9 million (US$5,224), which will be paid in three installments over two years . Champion Tax Advisory operates a “Tax School Program” to provide tax related courses for tax and accounting professionals. On December 29, 2018, the Group received the first installment amounting to RMB13.9 million (US$2,020). The Group is in the process of assessing the accounting impact of this transaction.

(2)

On December 28, 2018, the Company granted 353,200 nonvested restricted shares to executive directors, officers and employees. These nonvested restricted shares are subject to a two-year vesting period.

(3)	In January 2019, the Company granted 451,968 nonvested restricted shares to the co-chief financial officers. These nonvested restricted shares are subject to a one-year vesting period.